Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	20,127,788	19,753,852	10,000,000
Common stock, shares outstanding	20,127,788	19,753,852	10,000,000